Supplemental information on oil and gas activities (Schedule of Costs Incurred in Exploration, Property Acquisitions and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	$ 0	$ 54,541	$ 0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	54,541	0
Exploration	39,826	54,332	54,330
Development	111,089	76,208	74,950
Total costs incurred	150,915	130,540	129,280
Colombia [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	22,008	34,242	37,017
Development	68,818	65,174	49,268
Total costs incurred	90,826	99,416	86,285
Chile [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	8,483	6,221	3,283
Development	2,611	3,033	10,231
Total costs incurred	11,094	9,254	13,514
Brazil [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	5,219	3,217	5,207
Development	143	(2,220)	1,210
Total costs incurred	5,362	997	6,417
Argentina [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	54,541	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	54,541	0
Exploration	4,116	9,383	8,080
Development	25,109	1,836	167
Total costs incurred	29,225	11,219	8,247
Peru [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	0	1,269	743
Development	14,408	8,385	14,074
Total costs incurred	$ 14,408	$ 9,654	$ 14,817